Unaudited Condensed Statement of Changes in Stockholders’ Equity - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Sep. 08, 2020
Balance (in Shares) at Sep. 08, 2020
Issuance of Class B common stock to initial stockholders	[1]		$ 575	24,425		25,000
Issuance of Class B common stock to initial stockholders (in Shares)	[1]		5,750,000
Sale of units in initial public offering, less allocation to derivative warrant liabilities for Public warrants		$ 2,065		194,314,435		194,316,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities for Public warrants (in Shares)		20,650,000
Offering costs				(11,228,780)		(11,228,780)
Class A common stock subject to possible redemption		$ (1,743)		(174,229,317)		(174,231,060)
Class A common stock subject to possible redemption (in Shares)		(17,423,106)
Net income (loss)					(3,881,651)	(3,881,651)
Balance at Dec. 31, 2020		$ 322	$ 575	8,880,763	(3,881,651)	5,000,009
Balance (in Shares) at Dec. 31, 2020		3,226,894	5,750,000
Class A common stock subject to possible redemption		$ (70)		(7,030,130)		(7,030,200)
Class A common stock subject to possible redemption (in Shares)		(703,020)
Forfeiture of Class B common stock			$ (59)	59
Forfeiture of Class B common stock (in Shares)			(587,500)
Net income (loss)					7,030,196	7,030,196
Balance at Mar. 31, 2021		$ 252	$ 516	1,850,692	3,148,545	5,000,005
Balance (in Shares) at Mar. 31, 2021		2,523,874	5,162,500
Class A common stock subject to possible redemption		$ 56		5,573,564		5,573,620
Class A common stock subject to possible redemption (in Shares)		557,362
Net income (loss)					(5,573,619)	(5,573,619)
Balance at Jun. 30, 2021		$ 308	$ 516	$ 7,424,256	$ (2,425,074)	$ 5,000,006
Balance (in Shares) at Jun. 30, 2021		3,081,236	5,162,500

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.